Other Assets	12 Months Ended
Dec. 31, 2024
Miscellaneous assets [abstract]
Other Assets
19.	OTHER ASSETS
Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Lease assets	3,306,464	3,965,839
Prepaid expenses	345,202	359,638
Advance payments	95,025	194,881
Non-operational assets	34,625	44,430
Others	60,471	40,575

Total	3,841,787	4,605,363